Summary Significant of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables classify the investment assets measured at fair value by level within the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value Measurement as of December 31, 2025
	Level 1	Level 2	Level 3	Fair Value as of December 31, 2025
Mutual funds	190,613,652	—	—	190,613,652
Common stock of the Sponsor	6,529,194	—	—	6,529,194
Brokerage account holdings	1,931,310	—	—	1,931,310
Investments at net assets*				7,173,057
Total Investments				206,247,213

	Fair Value Measurement as of December 31, 2024
	Level 1	Level 2	Level 3	Fair Value as of December 31, 2024
Mutual funds	148,833,883	—	—	148,833,883
Common stock of the Plan Sponsor	7,405,810	—	—	7,405,810
Brokerage account holdings	1,483,376	—	—	1,483,376
Investments, at net asset value				6,793,853
Total Investments				164,516,922

* The investment in common collective trusts are measured at fair value using the net asset value per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets available for benefits.